Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of the company's stock option activity

A summary of MFS’ stock option activity is as follows (in millions, except weighted average exercise price per share):

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Options outstanding as of January 1, 2015	0.7	$15.90
Additional options transferred and outstanding as of January 1, 2015	0.5	16.31

Total options outstanding as of January 1, 2015	1.2	16.31
Granted	0.4	19.59
Exercised	(0.2)	9.08
Cancelled	—	22.26

Options outstanding as of December 31, 2015	1.4	$17.70	$3.2

Options exercisable as of:

December 31, 2015	1.0	$16.91	$3.2

Schedule of the options outstanding and exercisable by range of exercise prices prices from $4.41 to $43.33 per share. The following table shows the options outstanding and exercisable by range of exercise prices at December 31, 2015 (in millions, except range of exercise price per share, weighted average remaining contractual life and weighted average exercise price):

Range of Exercise Price per Share	Outstanding Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Exercisable Options	Weighted Average Exercise Price
$ 4.41 - $11.34	0.2	2.9	$4.41	0.2	$4.41
$11.35 - $18.13	0.4	5.4	13.79	0.3	12.72
$18.14 - $26.09	0.4	5.2	20.13	0.3	19.70
$26.10 - $29.06	0.1	0.3	26.10	—	26.10
$29.07 - $38.86	0.2	3.7	29.27	0.1	29.34
$38.87 - $43.33	0.1	1.9	39.27	0.1	39.27

	1.4	4.3	$17.70	1.0	$16.91

Schedule of the assumptions used to estimate the fair value of each option grant respectively. The fair value of each option grant was estimated at the date of grant using the Black-Scholes option-pricing method with the following assumptions:

	2015	2014	2013
Expected Life (years)	6.0	6.0	6.0
Risk-free Interest rate	1.8%	1.9%	1.1%
Expected volatility	56.0%	55.0%	56.0%
Expected dividend yield	0.3%	0.4%	0.6%

Summary of Activity for Restricted Stock Units

A summary of activity for restricted stock units for the year ended December 31, 2015 is as follows (in millions except weighted average grant date fair value):

	Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2015	0.2	$30.72
Granted	0.2	21.67
Vested	(0.1)	24.82
Cancelled	(0.1)	24.11

Unvested as of December 31, 2015	0.2	$24.50